Information by business segment and by geographic area - Assets by geographic area (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Information by business segment and by geographic area
Investments in associates and joint ventures	$ 2,798	$ 3,225	$ 3,568
Intangible	8,499	7,962	8,493
Property, plant and equipment	46,576	48,385	$ 54,878
Total	57,873	59,572
Brazil
Information by business segment and by geographic area
Investments in associates and joint ventures	2,498	2,604
Intangible	6,496	5,875
Property, plant and equipment	29,134	29,226
Total	38,128	37,705
Canada
Information by business segment and by geographic area
Intangible	2,000	1,956
Property, plant and equipment	10,733	9,905
Total	12,733	11,861
Americas, except Brazil and Canada
Information by business segment and by geographic area
Investments in associates and joint ventures	242	247
Total	242	247
Europe
Information by business segment and by geographic area
Intangible	2
Property, plant and equipment	900	366
Total	902	366
Indonesia
Information by business segment and by geographic area
Intangible	1	1
Property, plant and equipment	2,761	2,776
Total	2,762	2,777
Asia, except Indonesia
Information by business segment and by geographic area
Investments in associates and joint ventures	58	374
Property, plant and equipment	995	1,025
Total	1,053	1,399
New Caledonia
Information by business segment and by geographic area
Property, plant and equipment	604	2,796
Total	604	2,796
Mozambique
Information by business segment and by geographic area
Intangible		130
Property, plant and equipment		1,459
Total		1,589
Oman
Information by business segment and by geographic area
Property, plant and equipment	1,449	829
Total	$ 1,449	829
Other regions
Information by business segment and by geographic area
Property, plant and equipment		3
Total		$ 3